KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - September 30, 2021 (Unaudited)

COMMON STOCKS - 82.48%	Shares	Value
Accommodation - 0.73%
Civeo Corp. - ADR*	273,666	$6,154,748

Administrative and Support Services - 0.16%
Expedia Group, Inc.*	8,000	1,311,200

Aerospace and Defense - 1.55%
CACI International, Inc. - Class A*	49,900	13,078,790

Beverage and Tobacco Product Manufacturing - 0.05%
Crimson Wine Group Limited*	54,262	466,111

Cable and Other Subscription Programming - 0.55%
Discovery Communications, Inc. - Class A*^	115,900	2,941,542
Discovery Communications, Inc. - Class C*	69,800	1,694,046
		4,635,588
Casinos & Gaming - 0.10%
Las Vegas Sands Corp.*	22,600	827,160

Data Processing, Hosting, and Related Services - 0.02%
IHS Markit Limited - ADR	1,200	139,944

Diversified Real Estate Activities - 0.08%
PrairieSky Royalty Limited*	60,000	639,981

E-Commerce - 0.12%
eBay, Inc.	15,100	1,052,017

Food Services and Drinking Places - 1.11%
The Wendy's Company	433,600	9,400,448

Funds, Trusts, and Other Financial Vehicles - 0.08%
Grayscale Ethereum Classic Trust*	12	329
Mesabi Trust	23,220	689,866
		690,195
Insurance Carriers and Related Activities - 0.01%
Markel Corporation*	100	119,513

Management of Companies and Enterprises - 2.64%
Associated Capital Group, Inc. - Class A	261,290	9,774,859
Bollore SA	12,900	74,788
Galaxy Digital Holdings Ltd.*	1,400	22,814
Icahn Enterprises LP	247,600	12,367,620
		22,240,081
Mining (except Oil and Gas) - 3.01%
Franco-Nevada Corporation - ADR	177,300	23,033,043
Sandstorm Gold Ltd. - ADR*^	90,000	518,400
Wheaton Precious Metals Corporation - ADR^	48,000	1,803,840
		25,355,283
Oil and Gas Extraction - 49.75%
Texas Pacific Land Corp. c	346,481	419,020,262
Tourmaline Oil Corp.*	6,400	223,591
		419,243,853
Other Financial Investment Activities - 6.08%
Brookfield Asset Management, Inc. - Class A c	830,900	44,461,459
Brookfield Business Partners LP g	5,000	229,450
GAMCO Investors, Inc. - Class A	5,000	131,900
Morgan Group Holding Co.*f	5,841	30,373
Onex Corp. - ADR	90,700	6,427,002
		51,280,184
Other Investment Pools and Funds - 0.01%
Partners Value Investments LP*g	800	44,055

Other Professional, Scientific, and Technical Services - 0.10%
GMO Internet, Inc.	32,000	824,044

Other Telecommunications - 4.52%
Liberty Broadband Corporation - Series A*	9,100	1,531,985
Liberty Broadband Corporation - Series C*	120,960	20,889,792
Liberty Media Corp.-Liberty SiriusXM - Class A*	141,900	6,693,423
Liberty Media Corp.-Liberty SiriusXM - Class C*	189,300	8,986,071
		38,101,271
Performing Arts, Spectator Sports, and Related Industries - 3.18%
Live Nation Entertainment, Inc.*	294,300	26,819,559

Real Estate - 4.85%
DREAM Unlimited Corp.*f	181,000	4,004,121
Equity Lifestyle Properties, Inc. - REIT	105,300	8,223,930
The Howard Hughes Corporation*	326,000	28,626,060
Tejon Ranch Co.*	1,600	28,416
		40,882,527
Satellite Telecommunications - 0.54%
DISH Network Corp. - Class A*	32,300	1,403,758
EchoStar Corporation - Class A*	125,000	3,188,750
		4,592,508
Securities and Commodities Exchanges - 1.31%
Cboe Global Markets, Inc.	69,300	8,583,498
CME Group, Inc.	12,300	2,378,574
IntercontinentalExchange Group, Inc.	500	57,410
		11,019,482
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
MarketAxess Holdings, Inc.	100	42,069

Spectator Sports - 0.99%
Liberty Media Corp.-Liberty Formula One - Class A*	88,500	4,163,925
Liberty Media Corp.-Liberty Formula One - Class C*	81,200	4,174,492
		8,338,417
Support Activities for Water Transportation - 0.65%
Clarkson plc	101,800	5,212,283
Siem Industries, Inc. - ADR*f	26,300	249,850
		5,462,133
Utilities - 0.28%
Brookfield Infrastructure Corporation - Class A - ADR	4,900	293,412
Brookfield Infrastructure Partners LP	36,200	2,031,182
		2,324,594

TOTAL COMMON STOCKS
(cost $189,957,117)		695,085,755

PREFERRED STOCKS - 0.00%
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP - Class A*g	217	4,991

TOTAL PREFERRED STOCKS
(cost $1,764)		4,991

CONVERTIBLE PREFERRED STOCKS - 0.04%
Insurance Carriers and Related Activities - 0.04%
Brookfield Asset Management Reinsurance Partners Ltd.	5,767	320,415

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $397,173)		320,415

UNIT INVESTMENT TRUST - 7.90%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.90%
Grayscale Bitcoin Trust*c	1,965,600	66,535,560

TOTAL UNIT INVESTMENT TRUST
(cost $26,406,964)		66,535,560

	Principal
CORPORATE BONDS - 0.00%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023 g	3,600	3,582

TOTAL CORPORATE BONDS
(cost $3,600)		3,582

WARRANTS - 0.00%	Shares
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP Expiration: 06/30/2026, Exercise Price: 32.45 CAD*g	800	5,154

TOTAL WARRANTS
(cost $2,368)		5,154

TOTAL INVESTMENTS - 90.42%
(cost $216,768,986)		$761,955,457

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2021. Total loaned securities had a market value of $4,742,230 at September 30, 2021. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $4,856,814.

[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2021, 0.55%, 0.93%, 2.95%, 0.01%, 0.41%, 0.73% and 0.07% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Multi-Disciplinary Income Portfolio and The Kinetics Spin-off and Corporate Restructuring Fund, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at September 30, 2021.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$690,757,356	$4,284,344	$44,055	$695,085,755
Unit Investment Trust	66,535,560	–	–	66,535,560
Preferred Stocks	–	–	4,991	4,991
Convertible Preferred Stocks	320,415	–	–	320,415
Warrants	–	–	5,154	5,154
Corporate Bonds	–	–	3,582	3,582
Total Investments in Securities	$757,613,331	$4,284,344	$57,782	$761,955,457

During the nine-month period ended September 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2020	$39,692
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	14,508
Net purchases and/or acquisitions	3,582
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2021	$57,782

Description	Fair Value at 9/30/2021	Valuation Techniques	Unobservable Input	Range
Common Stocks	$44,055	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$46.05 - $73.50
Preferred Stocks	$4,991	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$20.27 - $24.94
Warrants	$5,154	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$5.00 - $8.50
Corporate Bonds	$3,582	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$$97.89 - $100.00

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.